UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oppenheimer Asset Management Inc.
Address: 200 Park Avenue
         New York, NY  10166

13F File Number:  028-10748

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Deborah Kaback
Title:     Senior Vice President
Phone:     212.667.4395

Signature, Place, and Date of Signing:

 /s/  Deborah Kaback     New York, NY     February 07, 2011

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-10451                     Alkeon Capital Management, LLC
028-06443                     Eden Capital Management Partners LP
028-04503                     Ridgecrest Investment Management
028-11296                     PENN Capital Management Co, Inc

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $1,429 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCATEL-LUCENT                 SPONSORED ADR    013904305        0       19 SH       SOLE                       19        0        0
BANK OF AMERICA CORPORATION    COM              060505104        9      669 SH       SOLE                      669        0        0
FEDERAL MOGUL CORP             COM              313549404      454       22 SH       SOLE                    22000        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457       40      471 SH       SOLE                      471        0        0
ISHARES TR                     BARCLYS INTER CR 464288638       37      351 SH       SOLE                      351        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176       67      625 SH       SOLE                      625        0        0
ISHARES TR                     HIGH YLD CORP    464288513       22      236 SH       SOLE                      236        0        0
ISHARES TR                     IBOXX INV CPBD   464287242       13      122 SH       SOLE                      122        0        0
POWERSHARES GLOBAL ETF TRUST   SOVEREIGN DEBT   73936T573       26      997 SH       SOLE                      997        0        0
PROSHARES TR                   PSHS SH MDCAP400 74347R800      182        6 SH       SOLE                     5500        0        0
PROSHARES TR                   PSHS SHRT S&P500 74347R503      438       10 SH       SOLE                    10000        0        0
SIMON PPTY GROUP INC NEW       COM              828806109        0        1 SH       SOLE                        1        0        0
SIRIUS XM RADIO INC            COM              82967N108        8     5000 SH       SOLE                     5000        0        0
SPDR SERIES TRUST              BRCLYS INTL ETF  78464A516       54      922 SH       SOLE                      922        0        0
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835       69      853 SH       SOLE                      853        0        0
WESTERN ASSET HIGH INCM FD I   COM              95766J102       10     1025 SH       SOLE                     1025        0        0